Note 10 - Noncontrolling Interest (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest [Table Text Block]
Balance December 31, 2014	$832,711
Earnings allocated to noncontrolling interest	6,483
Balance March 31, 2015	$839,194

Balance December 31, 2012	$-
Noncontrolling interest at acquisition	766,827
Earnings allocated to noncontrolling interest	19,976
Balance December 31, 2013	786,803
Earning allocated to noncontrolling interest	45,908
Balance December 31, 2014	$832,711